Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	$ 24,183	$ 24,425	$ 22,910	$ 22,271	$ 20,584	$ 18,538	$ 19,191	$ 18,075	$ 16,844	$ 15,346	$ 16,469	$ 19,527	$ 20,633	$ 19,342	$ 19,548	$ 18,202	$ 17,406	$ 15,178	$ 14,036	$ 11,774	$ 14,973	$ 13,742	$ 13,746	$ 13,267	$ 11,827	$ 13,555	$ 13,000	$ 12,931	$ 13,056	$ 12,348	$ 11,740	$ 11,259	$ 10,531	$ 10,408	$ 9,884	$ 9,787	$ 9,764		$ 9,296	$ 10,266	$ 10,231	$ 10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,243,694	1,256,115	1,178,191	1,145,328	1,058,565	953,367	986,948	929,529	866,243	789,194	846,954	1,004,220	1,061,104	994,694	1,005,293	936,085	895,164	780,546	721,857	605,489	770,001	706,741	706,924	682,281	608,228	697,125	668,532	664,984	671,440	635,052	603,764	579,021	541,606	535,240	508,291	503,314	502,118	$ 500,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Account Value	18,000	18,530	17,322	17,276	16,626	15,183	15,699	15,319	14,684	13,626	14,484	16,336	17,230	16,658	16,771	15,975	15,636	14,184	13,534	12,005	13,859	13,170	13,050	12,655	11,644	12,495	12,187	12,115	12,225	11,785	11,398	11,109	10,663	10,622	10,273	10,032	9,821		$ 9,596	$ 10,115	$ 10,137	$ 10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Account Value	$ 919,770	$ 946,834	$ 885,108	$ 882,770	$ 849,539	$ 775,831	$ 802,186	$ 782,772	$ 750,318	$ 696,273	$ 740,083	$ 834,721	$ 880,395	$ 851,188	$ 856,964	$ 816,308	$ 798,978	$ 724,757	$ 691,536	$ 613,430	$ 708,178	$ 672,978	$ 666,848	$ 646,617	$ 594,977	$ 638,441	$ 622,734	$ 619,034	$ 624,692	$ 602,199	$ 582,415	$ 567,638	$ 544,831	$ 542,779	$ 524,917	$ 512,595	$ 501,822	$ 500,000